Operating Revenue (Details) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2015	Mar. 31, 2014
Public Utilities, General Disclosures [Line Items]
Gas transportation and storage		$ 74.7
Other		3.7
Total operating revenue	[1]	$ 78.4
Predecessor
Public Utilities, General Disclosures [Line Items]
Gas transportation and storage			$ 65.6
Other			3.3
Total operating revenue	[1]		$ 68.9

[1]	See Note 13 for amounts attributable to related parties.